Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
The BeeHive ETF
Shareholder Report [Line Items]
Fund Name	The Beehive ETF
Class Name	The Beehive ETF
Trading Symbol	BEEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the The Beehive ETF (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thebeehiveetf.com. You can also request this information by contacting us at 855-751-6999 or by writing to the The Beehive ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	855-751-6999
Additional Information Website	www.thebeehiveetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Beehive ETF	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 170,586,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 674,279
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$170,586
Number of Holdings	34
Total Advisory Fee	$674,279
Portfolio Turnover	15%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(% of net assets)
Microsoft Corp.	11.4
Alphabet, Inc. - Class A	7.4
Oracle Corp.	4.9
Apple, Inc.	4.2
Intercontinental Exchange, Inc.	3.9
Airbus SE	3.8
Aon PLC	3.7
Mondelez International, Inc.	3.4
Amazon.com, Inc.	3.4
Analog Devices, Inc.	3.2